                          SEI INSURANCE PRODUCTS TRUST

                      SEI VP Emerging Markets Equity Fund

                       Supplement Dated November 27, 2002
              to the Class A Shares Prospectus Dated May 1, 2002.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR SEI VP EMERGING MARKETS EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the SEI VP Emerging Markets Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to SG Pacific Asset Management Inc. and SGY Asset Management (Singapore) Limited under the sub-section entitled "SEI VP Emerging Markets Equity Fund" is hereby deleted and replaced with the following paragraph:

     LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED: Lloyd George Investment Management (Bermuda) Limited (LGIM), located at 3808 One Exchange Square, Central, Hong Kong, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this supplement, no assets were allocated to LGIM. However, SIMC may allocate assets to LGIM at any time. Pamela Chan, Director of LGIM, and Samir Mehta, CFA, Director of LGIM, would serve as co-portfolio managers of the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to LGIM. Ms. Chan joined LGIM in April 1994 and manages Asian regional accounts for institutional clients. Prior to joining LGIM in 1998, Mr. Mehta was an analyst at Peregrine Securities in India for over four years. Ms. Chan and Mr. Mehta each has over 20 and 10 years of investment experience, respectively.

There are no changes to the other sub-advisers of the SEI VP Emerging Markets Equity Fund.

                      ------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          SEI INSURANCE PRODUCTS TRUST

                      SEI VP Emerging Markets Equity Fund
                          SEI VP Prime Obligation Fund

                       Supplement Dated November 27, 2002
              to the Class A Shares Prospectus Dated May 1, 2002.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR SEI VP EMERGING MARKETS EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the SEI VP Emerging Markets Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to SG Pacific Asset Management Inc. and SGY Asset Management (Singapore) Limited under the sub-section entitled "SEI VP Emerging Markets Equity Fund" is hereby deleted and replaced with the following paragraph:

     LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED: Lloyd George Investment Management (Bermuda) Limited (LGIM), located at 3808 One Exchange Square, Central, Hong Kong, has been selected as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. As of the date of this supplement, no assets were allocated to LGIM. However, SIMC may allocate assets to LGIM at any time. Pamela Chan, Director of LGIM, and Samir Mehta, CFA, Director of LGIM, would serve as co-portfolio managers of the portion of the SEI VP Emerging Markets Equity Fund's assets allocated to LGIM. Ms. Chan joined LGIM in April 1994 and manages Asian regional accounts for institutional clients. Prior to joining LGIM in 1998, Mr. Mehta was an analyst at Peregrine Securities in India for over four years. Ms. Chan and Mr. Mehta each has over 20 and 10 years of investment experience, respectively.

There are no changes to the other sub-advisers of the SEI VP Emerging Markets Equity Fund.

CHANGE IN SUB-ADVISER FOR SEI VP PRIME OBLIGATION FUND.

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the SEI VP Prime Obligation Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP under the sub-section entitled "SEI VP Prime Obligation Fund" is hereby deleted and replaced with the following paragraph:

     BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC ("BACAP LLC"), located at 101 S. Tryon Street, Suite 1000, Charlotte, NC 28255, serves as the Sub-Adviser to the SEI VP Prime Obligation Fund. A committee of investment professionals at BACAP LLC manages the assets of the SEI VP Prime Obligation Fund.

                      ------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          SEI INSURANCE PRODUCTS TRUST

                          SEI VP Prime Obligation Fund

                       Supplement Dated November 27, 2002
              to the Class B Shares Prospectus Dated May 1, 2002.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS B SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR SEI VP PRIME OBLIGATION FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the SEI VP Prime Obligation Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP under the sub-section entitled "SEI VP Prime Obligation Fund" is hereby deleted and replaced with the following paragraph:

     BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC ("BACAP LLC"), located at 101 S. Tryon Street, Suite 1000, Charlotte, NC 28255, serves as the Sub-Adviser to the SEI VP Prime Obligation Fund. A committee of investment professionals at BACAP LLC manages the assets of the SEI VP Prime Obligation Fund.

                      ------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.